BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

4.   BUSINESS COMBINATIONS

Acquisition of Wowo

On May 4, 2017, the Group acquired a 62.5% and 79.17% equity interest in Wowo and Chengdu Yidanshi Food Co. Ltd (“YDS”), respectively. The acquisitions were accounted for as a single business combination as they are considered linked transactions given the acquisition agreements were entered into at or around the same time with the same counterparties. Wowo operates convenience stores that are supported by certain services provided by YDS, which is not considered a principal part of the business. The Group acquired Wowo in order to accumulate first-hand experience and know-how in convenience store operation for a total cash consideration RMB208,377.

Goodwill recognized represents the expected synergies from integrating the Wowo and YDS operations with the existing Store+services and is not tax deductible. The purchase price allocation for the acquisitions was based on a valuation determined by the Group with the assistance of an independent third-party valuation firm. The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition.

RMB
Consideration:
Cash	208,377
Less:
Cash	2,737
Inventories	53,003
Other current assets	162,220
Brand name	116,600
Other non-current assets	28,419
Short-term bank loans	(3,500)
Other current liabilities	(152,882)
Other non-current liabilities	(57,509)
Deferred tax liabilities	(30,264)
Non controlling interests	(91,623)
Goodwill	181,176

The non-controlling interests on acquisition date was measured by applying the equity percentage held by minority shareholders and a discount for lack of control premium to the fair value of the acquired business of Wowo and YDS, which was determined using an income approach. The significant inputs were revenue growth rates, gross margin rates, gross margin ratios, weighted-average cost of capital, and terminal growth rates. Identifiable intangible assets acquired include Wowo’s brand name, which was valued using a relief from royalty approach and has an estimated remaining useful life of 20 years.

On August 14, 2017, the Group acquired the remaining non-controlling interest of Wowo resulting in the Group becoming the sole shareholder of Wowo for a total cash consideration of RMB90,778, which represented the carrying amount of the non-controlling interest on the acquisition date. The acquisition of the non-controlling interest by the Group was accounted for as an equity transaction. The non-controlling interests balance as at December 31, 2018 of RMB678 is attributable to the minority shareholders of YDS.

On March 14, 2018, the Group acquired the remaining non-controlling interest of YDS and became the sole shareholder of YDS for a total cash consideration of RMB845. The acquisition of the non-controlling interest by the Group was accounted for as an equity transaction.

On December 2, 2019, the Group disposed all of their equity interests in YDS and recognized a gain on disposal of its subsidiary of RMB4,040 (US$580) which was recorded in “Other income” in the consolidated statement of comprehensive loss.

4.   BUSINESS COMBINATIONS (CONTINUED)

Acquisition of Wowo (continued)

The unaudited pro forma information for the year ended December 31, 2017 set forth below gives effect to the acquisition as if it had occurred at the beginning of the period. The pro forma results have been calculated after applying the Company's accounting policies and including adjustments primarily related to the amortization of acquired intangible assets, and income tax effects, as applicable. The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:

	Year ended December 31, 2017
	Pro forma
	(unaudited)	As reported	As reported
	RMB	RMB	US$
Revenue	20,167,825	19,989,562	3,072,339
Net loss	(1,228,161)	(1,228,060)	(188,749)

Acquisitions in 2018 and 2019

During the year ended December 31, 2018, the Group completed an acquisition of a convenience store operation to complement its existing businesses and achieve synergies. The purchase consideration was not significant. Results of the acquired business have been included in the Group’s consolidated financial statements since the acquisition date. Goodwill recognized in 2018 represents the expected synergies from integrating the convenience store operations and is not tax deductible.

On July 1, 2019, the Group completed an acquisition of an overseas express delivery service operation to complement its existing businesses and achieve synergies. The purchase consideration was not significant. Results of the acquired business have been included in the Group’s consolidated financial statements since the acquisition date. Goodwill recognized in 2019 represents the expected synergies from integrating the express delivery service operations and is not tax deductible.

The actual results of operations after the acquisition date and pro-forma results of operations for these acquisitions have not been presented because the effects of these acquisitions were insignificant.